Vanguard® S&P Small-Cap 600 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (3.4%)
*	Madison Square Garden Sports Corp.	25,307	5,819
*	Cinemark Holdings Inc.	161,813	5,586
	Cogent Communications Holdings Inc.	63,908	5,253
*	Cargurus Inc. Class A	132,391	5,007
*	Yelp Inc. Class A	101,167	3,867
	Telephone & Data Systems Inc.	73,725	2,520
*	TripAdvisor Inc.	165,532	2,372
*	IAC Inc.	42,943	2,032
*	Cars.com Inc.	91,836	1,825
	Shenandoah Telecommunications Co.	69,312	924
*	TechTarget Inc.	22,549	724
	Shutterstock Inc.	18,849	597
*	Gogo Inc.	42,398	340
			36,866
Consumer Discretionary (15.7%)
	Meritage Homes Corp.	55,006	10,510
	Group 1 Automotive Inc.	19,820	8,439
*	Shake Shack Inc. Class A	60,575	8,101
	Installed Building Products Inc.	35,279	8,070
	Kontoor Brands Inc.	75,894	6,966
*	Stride Inc.	64,442	6,887
*	M/I Homes Inc.	41,505	6,850
*	Frontdoor Inc.	115,894	6,791
	Signet Jewelers Ltd.	67,554	6,769
	Six Flags Entertainment Corp.	140,561	6,493
*	Cavco Industries Inc.	12,492	6,427
*	Boot Barn Holdings Inc.	46,194	6,335
*	Adtalem Global Education Inc.	57,097	5,219
	American Eagle Outfitters Inc.	270,799	5,210
	Steven Madden Ltd.	110,001	5,014
	Patrick Industries Inc.	33,925	4,559
*	Urban Outfitters Inc.	86,411	4,211
*	Etsy Inc.	76,508	4,197
*	Dorman Products Inc.	28,472	3,986
*	Asbury Automotive Group Inc.	14,843	3,857
*	Tri Pointe Homes Inc.	86,542	3,767
*	Brinker International Inc.	28,256	3,737
*	Green Brick Partners Inc.	46,552	3,327
	LCI Industries	24,320	2,938
*	LGI Homes Inc.	18,858	2,065
	Century Communities Inc.	21,262	1,921
*	Dave & Buster's Entertainment Inc.	47,851	1,881
	Oxford Industries Inc.	22,284	1,853
	Cheesecake Factory Inc.	32,552	1,648
	Monarch Casino & Resort Inc.	19,255	1,618
	La-Z-Boy Inc.	34,335	1,554
	Strategic Education Inc.	15,113	1,493
*	XPEL Inc.	34,269	1,491
	Buckle Inc.	28,040	1,461
	Winnebago Industries Inc.	24,516	1,435
	Perdoceo Education Corp.	52,269	1,435
	Upbound Group Inc.	41,207	1,417
	Jack in the Box Inc.	28,916	1,413
	Worthington Enterprises Inc.	32,429	1,327
*	Sabre Corp.	309,079	1,208
	Papa John's International Inc.	23,186	1,155
*	Gentherm Inc.	21,799	918
	Bloomin' Brands Inc.	56,022	781
*	Fox Factory Holding Corp.	23,954	778
	Guess? Inc.	42,887	706
	Golden Entertainment Inc.	19,584	661
*	Mister Car Wash Inc.	64,908	519

		Shares	Market Value ($000)
	Ethan Allen Interiors Inc.	14,019	431
			169,829
Consumer Staples (2.7%)
	Cal-Maine Foods Inc.	61,644	6,017
	WD-40 Co.	20,515	5,685
	J & J Snack Foods Corp.	23,535	4,090
	Interparfums Inc.	27,191	3,743
*	Simply Good Foods Co.	87,085	3,465
	Energizer Holdings Inc.	45,435	1,732
	Andersons Inc.	25,746	1,229
	National Beverage Corp.	19,457	961
	John B Sanfilippo & Son Inc.	7,217	623
	MGP Ingredients Inc.	12,339	571
	Tootsie Roll Industries Inc.	15,207	503
			28,619
Energy (7.1%)
	Magnolia Oil & Gas Corp. Class A	285,004	7,906
	SM Energy Co.	173,316	7,832
	Northern Oil & Gas Inc.	151,048	6,569
	Archrock Inc.	255,776	6,553
	California Resources Corp.	105,400	6,236
	CONSOL Energy Inc.	40,521	5,296
*	Oceaneering International Inc.	153,728	4,609
	Liberty Energy Inc. Class A	250,381	4,607
	Cactus Inc. Class A	62,468	4,289
*	Tidewater Inc.	72,882	3,769
	Helmerich & Payne Inc.	80,907	2,802
	Patterson-UTI Energy Inc.	298,580	2,508
*	Helix Energy Solutions Group Inc.	217,020	2,320
	Atlas Energy Solutions Inc. Class A	91,508	2,157
	Peabody Energy Corp.	85,660	2,043
*	Par Pacific Holdings Inc.	85,167	1,484
	Dorian LPG Ltd.	54,767	1,340
*,1	Comstock Resources Inc.	69,865	1,088
*	REX American Resources Corp.	23,292	1,009
	RPC Inc.	124,914	804
*	Vital Energy Inc.	19,578	643
	Core Laboratories Inc.	31,214	635
	CVR Energy Inc.	28,425	550
			77,049
Financials (11.7%)
	First Bancorp	246,694	5,102
*	Goosehead Insurance Inc. Class A	36,721	4,631
	Radian Group Inc.	125,315	4,485
	Moelis & Co. Class A	57,564	4,431
*	Bancorp Inc.	74,178	4,334
*	Palomar Holdings Inc.	39,701	4,300
*	Axos Financial Inc.	51,714	4,285
	Assured Guaranty Ltd.	44,933	4,191
	Piper Sandler Cos.	11,765	4,035
*	Triumph Financial Inc.	33,227	3,558
	EVERTEC Inc.	97,005	3,492
	PJT Partners Inc. Class A	20,501	3,431
	ServisFirst Bancshares Inc.	34,980	3,350
	BGC Group Inc. Class A	331,850	3,232
	OFG Bancorp	70,547	3,204
	Pathward Financial Inc.	37,828	3,173
*	NMI Holdings Inc. Class A	78,538	3,141
	PROG Holdings Inc.	64,121	3,120
	Artisan Partners Asset Management Inc. Class A	59,417	2,899
	Cathay General Bancorp	51,284	2,667
*	Customers Bancorp Inc.	44,566	2,516
*	Donnelley Financial Solutions Inc.	40,532	2,442
	WSFS Financial Corp.	40,516	2,432
	BancFirst Corp.	18,667	2,357
	Walker & Dunlop Inc.	20,843	2,297
*	SiriusPoint Ltd.	147,300	2,271
	WisdomTree Inc.	179,968	2,151

		Shares	Market Value ($000)
	Cohen & Steers Inc.	19,848	2,077
	Bank of Hawaii Corp.	24,030	1,898
	StepStone Group Inc. Class A	28,398	1,871
	Two Harbors Investment Corp.	157,282	1,848
	Preferred Bank	18,748	1,769
	City Holding Co.	13,342	1,752
	Park National Corp.	9,008	1,715
*	Payoneer Global Inc.	153,067	1,670
	Ellington Financial Inc.	131,440	1,625
	Virtus Investment Partners Inc.	6,342	1,566
	HCI Group Inc.	12,762	1,555
	Redwood Trust Inc.	199,906	1,431
	Westamerica Bancorp	24,613	1,409
	First Commonwealth Financial Corp.	70,978	1,337
	Lakeland Financial Corp.	18,125	1,331
	S&T Bancorp Inc.	30,657	1,312
*	Trupanion Inc.	24,175	1,289
	Apollo Commercial Real Estate Finance Inc.	119,314	1,104
	ARMOUR Residential REIT Inc.	50,874	963
	Berkshire Hills Bancorp Inc.	31,266	953
*	Ambac Financial Group Inc.	71,724	921
	New York Mortgage Trust Inc.	136,961	841
	Brightsphere Investment Group Inc.	25,225	787
	AMERISAFE Inc.	12,388	731
*	World Acceptance Corp.	4,982	602
	Southside Bancshares Inc.	16,780	589
			126,473
Health Care (13.5%)
*	Glaukos Corp.	83,212	11,953
*	RadNet Inc.	98,562	8,058
*	Integer Holdings Corp.	50,791	7,136
*	ADMA Biologics Inc.	352,875	7,096
*	TG Therapeutics Inc.	202,169	7,035
*	Inspire Medical Systems Inc.	33,876	6,530
*	Merit Medical Systems Inc.	52,036	5,407
*	Corcept Therapeutics Inc.	91,615	5,284
*	CorVel Corp.	13,746	5,023
*	Krystal Biotech Inc.	25,289	4,993
*	Alkermes plc	159,567	4,631
*	TransMedics Group Inc.	50,514	4,380
*	Vericel Corp.	74,370	4,324
*	Catalyst Pharmaceuticals Inc.	169,181	3,734
*	UFP Technologies Inc.	11,023	3,560
*	NeoGenomics Inc.	194,480	3,448
	CONMED Corp.	46,438	3,438
*	Privia Health Group Inc.	155,151	3,333
	LeMaitre Vascular Inc.	31,021	3,319
*	Prestige Consumer Healthcare Inc.	35,998	3,052
*	Protagonist Therapeutics Inc.	63,230	2,769
*	Astrana Health Inc.	62,915	2,721
*	Amphastar Pharmaceuticals Inc.	57,615	2,604
*	Dynavax Technologies Corp.	185,168	2,381
*	Inari Medical Inc.	43,185	2,242
*	Azenta Inc.	46,535	2,150
*	Progyny Inc.	118,757	1,849
	Concentra Group Holdings Parent Inc.	71,585	1,562
*	Collegium Pharmaceutical Inc.	48,704	1,485
*	ANI Pharmaceuticals Inc.	25,083	1,435
*	Addus HomeCare Corp.	11,370	1,397
*	Tandem Diabetes Care Inc.	45,539	1,395
*	STAAR Surgical Co.	45,349	1,320
*	Xencor Inc.	48,619	1,245
	US Physical Therapy Inc.	12,541	1,239
*	Supernus Pharmaceuticals Inc.	33,331	1,219
	National HealthCare Corp.	8,774	1,099
*	Myriad Genetics Inc.	67,290	1,095
*	Certara Inc.	95,944	1,076
*	Schrodinger Inc.	46,879	1,058
*	Artivion Inc.	30,788	909

		Shares	Market Value ($000)
*	BioLife Solutions Inc.	32,644	897
*	Harmony Biosciences Holdings Inc.	24,791	859
*	AMN Healthcare Services Inc.	31,026	808
*	Innoviva Inc.	41,614	790
	HealthStream Inc.	19,245	637
*	Arcus Biosciences Inc.	33,438	516
	Simulations Plus Inc.	14,457	459
*	Ironwood Pharmaceuticals Inc. Class A	121,147	426
*	REGENXBIO Inc.	29,564	293
*,2	OmniAb Inc. 12.5 Earnout	7,390	—
*,2	OmniAb Inc. 15 Earnout	7,390	—
			145,669
Industrials (18.6%)
*	SPX Technologies Inc.	70,008	12,352
	CSW Industrials Inc.	25,173	10,633
	Armstrong World Industries Inc.	66,112	10,567
	Moog Inc. Class A	43,569	9,641
	Federal Signal Corp.	92,621	9,022
	Boise Cascade Co.	58,942	8,700
*	AeroVironment Inc.	42,424	8,251
	Matson Inc.	50,844	7,788
	Franklin Electric Co. Inc.	59,493	6,443
*	GMS Inc.	60,062	6,027
*	Verra Mobility Corp. Class A	249,391	5,901
	ESCO Technologies Inc.	39,014	5,790
	Arcosa Inc.	43,617	4,739
	AZZ Inc.	45,157	4,206
	ArcBest Corp.	35,836	4,131
*	MYR Group Inc.	24,958	3,941
	Powell Industries Inc.	14,172	3,789
*	SkyWest Inc.	32,741	3,757
	Standex International Corp.	17,961	3,734
	John Bean Technologies Corp.	28,961	3,650
	Zurn Elkay Water Solutions Corp.	91,441	3,641
	Korn Ferry	46,390	3,634
	Griffon Corp.	42,175	3,555
*	Gibraltar Industries Inc.	46,221	3,348
	Granite Construction Inc.	33,693	3,348
	Brady Corp. Class A	43,314	3,244
	Alamo Group Inc.	15,682	3,136
*	RXO Inc.	95,689	2,885
	Enpro Inc.	14,272	2,699
*	AAR Corp.	38,493	2,676
	Enerpac Tool Group Corp. Class A	55,009	2,655
	Rush Enterprises Inc. Class A	42,093	2,608
*	Gates Industrial Corp. plc	116,249	2,576
	Tennant Co.	28,588	2,526
	HNI Corp.	42,763	2,423
	Trinity Industries Inc.	62,326	2,350
	Albany International Corp. Class A	22,645	1,877
	UniFirst Corp.	9,314	1,871
	Air Lease Corp. Class A	32,893	1,674
	Vestis Corp.	91,673	1,474
	Quanex Building Products Corp.	49,296	1,467
*	Viad Corp.	32,005	1,431
	Apogee Enterprises Inc.	14,921	1,256
*	American Woodmark Corp.	13,197	1,198
	CSG Systems International Inc.	20,929	1,147
	Lindsay Corp.	8,065	1,071
*	Proto Labs Inc.	24,711	1,018
*	Vicor Corp.	18,436	981
	Matthews International Corp. Class A	29,608	893
*	Liquidity Services Inc.	33,705	862
	Marten Transport Ltd.	41,076	714
	Insteel Industries Inc.	18,523	546
	Heartland Express Inc.	35,904	458
*	Sun Country Airlines Holdings Inc.	26,588	383
	National Presto Industries Inc.	3,401	271
			200,958

		Shares	Market Value ($000)
Information Technology (13.8%)
*	MARA Holdings Inc.	445,967	12,228
*	SPS Commerce Inc.	56,198	10,850
	Badger Meter Inc.	44,532	9,655
	InterDigital Inc.	38,219	7,489
*	ACI Worldwide Inc.	99,889	5,676
*	Alarm.com Holdings Inc.	74,282	4,839
*	Box Inc. Class A	134,492	4,719
*	FormFactor Inc.	116,796	4,679
*	Impinj Inc.	23,792	4,573
*	Agilysys Inc.	33,795	4,539
	Progress Software Corp.	64,830	4,435
*	DoubleVerify Holdings Inc.	212,828	4,327
*	Insight Enterprises Inc.	27,584	4,315
*	OSI Systems Inc.	24,027	4,262
	Advanced Energy Industries Inc.	35,419	4,075
*	Itron Inc.	33,408	3,960
*	Axcelis Technologies Inc.	49,230	3,655
*	SiTime Corp.	16,485	3,501
*	Semtech Corp.	51,059	3,270
*	BlackLine Inc.	52,460	3,253
*	LiveRamp Holdings Inc.	101,128	3,070
*	Plexus Corp.	18,185	2,990
*	Diodes Inc.	42,871	2,787
	Kulicke & Soffa Industries Inc.	52,145	2,525
	Clear Secure Inc. Class A	94,846	2,455
*	Veeco Instruments Inc.	86,178	2,402
*	DigitalOcean Holdings Inc.	52,612	2,003
*	ePlus Inc.	24,616	1,990
*	Extreme Networks Inc.	118,237	1,963
*	Rogers Corp.	17,244	1,786
*	Arlo Technologies Inc.	151,104	1,695
*	Photronics Inc.	67,051	1,670
*	PDF Solutions Inc.	47,190	1,491
	CTS Corp.	25,713	1,412
*	Calix Inc.	43,392	1,412
*	Harmonic Inc.	94,972	1,218
*	MaxLinear Inc. Class A	71,572	1,083
*	Knowles Corp.	54,818	1,067
	A10 Networks Inc.	52,492	895
*	Wolfspeed Inc.	89,432	857
	Adeia Inc.	65,867	798
*	Cohu Inc.	29,482	778
*	N-able Inc.	68,117	711
*	Penguin Solutions Inc.	32,805	595
*	SolarEdge Technologies Inc.	33,789	534
	SolarWinds Corp.	36,880	492
*	CEVA Inc.	15,395	458
			149,437
Materials (6.6%)
	Carpenter Technology Corp.	75,623	14,674
*	ATI Inc.	188,478	11,341
	Warrior Met Coal Inc.	79,239	5,572
	Balchem Corp.	27,511	4,966
*	Alpha Metallurgical Resources Inc.	16,531	4,060
	Hawkins Inc.	28,837	3,879
	Materion Corp.	31,435	3,634
	Arch Resources Inc.	18,940	3,256
	Sealed Air Corp.	88,309	3,232
	HB Fuller Co.	40,515	3,115
	Innospec Inc.	23,845	2,828
	Sensient Technologies Corp.	27,552	2,139
	Minerals Technologies Inc.	24,314	1,983
	Quaker Chemical Corp.	10,847	1,711
	Worthington Steel Inc.	36,279	1,627
*	MP Materials Corp.	74,017	1,560
	Koppers Holdings Inc.	16,447	633
*	Metallus Inc.	32,961	549
			70,759

			Shares	Market Value ($000)
Real Estate (5.1%)
		Tanger Inc.	165,668	6,125
		Apple Hospitality REIT Inc.	339,455	5,469
		CareTrust REIT Inc.	160,245	4,774
		Essential Properties Realty Trust Inc.	138,051	4,707
		Phillips Edison & Co. Inc.	94,655	3,739
		Sunstone Hotel Investors Inc.	308,471	3,316
		St. Joe Co.	57,552	2,940
		DiamondRock Hospitality Co.	314,473	2,918
		Innovative Industrial Properties Inc.	23,639	2,577
		Urban Edge Properties	108,241	2,491
		Four Corners Property Trust Inc.	61,650	1,832
[1]		eXp World Holdings Inc.	127,841	1,771
		Outfront Media Inc.	87,490	1,681
*		Curbline Properties Corp.	67,000	1,625
		Xenia Hotels & Resorts Inc.	90,960	1,399
		Uniti Group Inc.	191,966	1,134
		LTC Properties Inc.	28,278	1,091
		Getty Realty Corp.	32,416	1,066
		Veris Residential Inc.	48,843	891
		Marcus & Millichap Inc.	14,880	619
		Summit Hotel Properties Inc.	83,538	550
		SITE Centers Corp.	33,500	520
		Armada Hoffler Properties Inc.	44,123	488
		Whitestone REIT	32,637	480
		Universal Health Realty Income Trust	9,250	390
		Saul Centers Inc.	8,939	367
				54,960
Utilities (1.6%)
		Otter Tail Corp.	63,365	5,110
		MGE Energy Inc.	30,117	3,141
		American States Water Co.	30,016	2,561
		Chesapeake Utilities Corp.	15,274	2,012
		California Water Service Group	35,575	1,821
		SJW Group	19,356	1,078
		Middlesex Water Co.	12,398	811
		Unitil Corp.	11,005	661
				17,195
Total Common Stocks (Cost $860,273)				1,077,814
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund (Cost $3,017)	4.651%	30,185	3,018
Total Investments (100.1%) (Cost $863,290)				1,080,832
Other Assets and Liabilities—Net (-0.1%)				(1,325)
Net Assets (100%)				1,079,507
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,091,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,233,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2024	12	1,467	9

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,077,814	—	—	1,077,814
Temporary Cash Investments	3,018	—	—	3,018
Total	1,080,832	—	—	1,080,832

Derivative Financial Instruments
Assets
Futures Contracts[1]	9	—	—	9
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.